Investment Risks - VanEck Russia ETF	May 01, 2025
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The VanEck Russia ETF has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). However, due to restrictions on the VanEck Russia ETF's ability to pay distributions imposed by OFAC, the VanEck Russia ETF will be unable, unless such restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the VanEck Russia ETF will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the VanEck Russia ETF and result in economic loss for the shareholders of the VanEck Russia ETF.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
In addition, regulatory restrictions imposed by OFAC will significantly impact the VanEck Russia ETF's operations, including its ability to process financial transactions and make payments. The impacts of such restrictions may result in losses to the VanEck Russia ETF and its shareholders.